                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346

                          Oppenheimer Series Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 01/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                                     Shares           Value
                                                                 -------------   --------------
COMMON STOCKS--95.0%
CONSUMER DISCRETIONARY--10.5%
HOTELS, RESTAURANTS & LEISURE--0.9%
Brinker International, Inc.                                          1,120,300   $   18,283,296
HOUSEHOLD DURABLES--1.4%
Mohawk Industries, Inc.(1)                                             701,914       29,066,259
MEDIA--8.1%
Comcast Corp., Cl. A                                                 1,956,000       30,963,480
News Corp., Inc., Cl. A                                              2,456,140       30,971,925
Time Warner Cable, Inc.                                              1,278,715       55,739,187
Viacom, Inc., Cl. B(1)                                               1,545,330       45,030,916
                                                                                 --------------
                                                                                    162,705,508
                                                                                 --------------
MULTILINE RETAIL--0.1%
Dollar General Corp.(1)                                                 53,510        1,256,950
CONSUMER STAPLES--6.2%
BEVERAGES--1.6%
Molson Coors Brewing Co., Cl. B, Non-Vtg.                              753,884       31,663,128
FOOD & STAPLES RETAILING--4.6%
Kroger Co. (The)                                                     2,401,680       51,468,002
Walgreen Co.                                                         1,146,690       41,338,175
                                                                                 --------------
                                                                                     92,806,177
                                                                                 --------------
ENERGY--15.8%
ENERGY EQUIPMENT & SERVICES--1.5%
Ensco International plc, Sponsored ADR                                 766,400       29,912,592
OIL, GAS & CONSUMABLE FUELS--14.3%
Apache Corp.                                                           629,900       62,215,223
Chevron Corp.                                                        1,370,850       98,865,702
CONSOL Energy, Inc.                                                    909,300       42,382,473
EOG Resources, Inc.                                                    126,730       11,458,927
Exxon Mobil Corp.                                                      313,490       20,198,161
Marathon Oil Corp.                                                   1,855,070       55,299,637
                                                                                 --------------
                                                                                    290,420,123
                                                                                 --------------
FINANCIALS--18.9%
CAPITAL MARKETS--4.9%
Goldman Sachs Group, Inc. (The)                                        325,730       48,442,566
Morgan Stanley                                                       1,864,405       49,928,766
                                                                                 --------------
                                                                                     98,371,332
                                                                                 --------------
COMMERCIAL BANKS--1.1%
Comerica, Inc.                                                         173,475        5,986,622
Wells Fargo & Co.                                                      577,449       16,416,875
                                                                                 --------------
                                                                                     22,403,497
                                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
JPMorgan Chase & Co.                                                 2,077,010       80,878,769
INSURANCE--8.9%
ACE Ltd.                                                               904,100       44,545,007
Allstate Corp.                                                         681,100       20,385,323
Assurant, Inc.                                                       1,028,132       32,314,189
Everest Re Group Ltd.                                                  354,381       30,384,627


                           1 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                                     Shares           Value
                                                                 -------------   --------------
INSURANCE CONTINUED
MetLife, Inc.                                                        1,467,220   $   51,822,210
                                                                                 --------------
                                                                                    179,451,356
                                                                                 --------------
HEALTH CARE--11.4%
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Covidien plc                                                           409,600       20,709,376
HEALTH CARE PROVIDERS & SERVICES--3.0%
Aetna, Inc.                                                          1,677,460       50,273,476
WellPoint, Inc.(1)                                                     159,700       10,176,084
                                                                                 --------------
                                                                                     60,449,560
                                                                                 --------------
PHARMACEUTICALS--7.4%
Biovail Corp.                                                        1,524,980       22,142,710
Merck & Co., Inc.                                                    1,880,980       71,815,816
Pfizer, Inc.                                                         1,875,188       34,991,008
Teva Pharmaceutical Industries Ltd., Sponsored ADR                     371,300       21,060,136
                                                                                 --------------
                                                                                    150,009,670
                                                                                 --------------
INDUSTRIALS--11.2%
AEROSPACE & DEFENSE--1.3%
AerCap Holdings NV(1)                                                  594,468        5,201,595
Lockheed Martin Corp.                                                  300,200       22,370,904
                                                                                 --------------
                                                                                     27,572,499
                                                                                 --------------
ELECTRICAL EQUIPMENT--2.0%
General Cable Corp.(1)                                               1,372,200       39,931,020
INDUSTRIAL CONGLOMERATES--3.8%
Tyco International Ltd.                                              2,154,590       76,337,124
MACHINERY--3.0%
Navistar International Corp.(1)                                      1,636,625       60,538,759
TRADING COMPANIES & DISTRIBUTORS--1.1%
Aircastle Ltd.                                                       1,812,735       17,239,110
Genesis Lease Ltd., ADS                                                604,881        5,292,709
                                                                                 --------------
                                                                                     22,531,819
                                                                                 --------------
INFORMATION TECHNOLOGY--8.6%
COMMUNICATIONS EQUIPMENT--4.3%
Motorola, Inc.(1)                                                    9,092,950       55,921,643
QUALCOMM, Inc.                                                         377,607       14,798,418
Research in Motion Ltd.(1)                                             252,300       15,884,808
                                                                                 --------------
                                                                                     86,604,869
                                                                                 --------------
COMPUTERS & PERIPHERALS--2.3%
Dell, Inc.(1)                                                        3,649,800       47,082,420
SOFTWARE--2.0%
Oracle Corp.                                                         1,736,000       40,032,160
MATERIALS--5.2%
CHEMICALS--4.3%
Celanese Corp., Series A                                             1,592,256       46,334,650
Potash Corp. of Saskatchewan, Inc.                                     405,330       40,269,536
                                                                                 --------------
                                                                                     86,604,186
                                                                                 --------------
METALS & MINING--0.9%
Xstrata plc, Unsponsored ADR                                         5,810,780       18,710,712


                           2 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                                     Shares           Value
                                                                 -------------   --------------
TELECOMMUNICATION SERVICES--3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                                           2,450,550   $   62,145,948
UTILITIES--4.1%
ELECTRIC UTILITIES--3.0%
Edison International, Inc.                                           1,226,800       40,876,976
Exelon Corp.                                                           452,919       20,662,165
                                                                                 --------------
                                                                                     61,539,141
                                                                                 --------------
MULTI-UTILITIES--1.1%
PG&E Corp.                                                             503,690       21,275,863
                                                                                 --------------
Total Common Stocks (Cost $1,744,442,232)                                         1,919,294,113
                                                                                 --------------
PREFERRED STOCKS--2.0%
Bank of America Corp., 10% Cv., Series S(1) (Cost $40,084,500)       2,672,300       40,351,730
INVESTMENT COMPANY--2.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%(2,3) (Cost $53,133,380)                                       53,133,380       53,133,380
TOTAL INVESTMENTS, AT VALUE (COST $1,837,660,112)                         99.6%   2,012,779,223
OTHER ASSETS NET OF LIABILITIES                                            0.4        7,441,415
                                                                 -------------   --------------
NET ASSETS                                                               100.0%  $2,020,220,638
                                                                 =============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS          GROSS          SHARES
                                                     OCTOBER 31, 2009    ADDITIONS     REDUCTIONS   JANUARY 31, 2010
                                                     ----------------   -----------   -----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E      34,031,043      276,831,704   257,729,367      53,133,380

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $53,133,380   $38,301

(3.) Rate shown is the 7-day yield as of January 31, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of January 31, 2010 based on valuation input level:


                           3 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                   LEVEL 1--         LEVEL 2--            LEVEL 3--
                                  UNADJUSTED     OTHER SIGNIFICANT       SIGNIFICANT
                                 QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                --------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  211,312,013          $--                  $--           $  211,312,013
   Consumer Staples                124,469,305           --                   --              124,469,305
   Energy                          320,332,715           --                   --              320,332,715
   Financials                      381,104,954           --                   --              381,104,954
   Health Care                     231,168,606           --                   --              231,168,606
   Industrials                     226,911,221           --                   --              226,911,221
   Information Technology          173,719,449           --                   --              173,719,449
   Materials                       105,314,898           --                   --              105,314,898
   Telecommunication Services       62,145,948           --                   --               62,145,948
   Utilities                        82,815,004           --                   --               82,815,004
Preferred Stocks                    40,351,730           --                   --               40,351,730
Investment Company                  53,133,380           --                   --               53,133,380
                                --------------          ---                  ---           --------------
Total Assets                    $2,012,779,223          $--                  $--           $2,012,779,223
                                --------------          ---                  ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                           4 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                           5 | Oppenheimer Value Fund

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Federal tax cost of securities   $1,884,332,755
                                 ==============
Gross unrealized appreciation    $  186,233,357
Gross unrealized depreciation       (57,786,889)
                                 --------------
Net unrealized appreciation      $  128,446,468
                                 ==============


                           6 | Oppenheimer Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 03/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 03/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 03/08/2010